Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.375%		1.375%
Reserve Of Gains And Losses On Hedging Instruments	£ 3	£ 0
Gross notional amounts	3,130	1,915	€ 300
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Net movement on hedging instrument in fair value hedges	0	£ 0
Collars [Member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts	180
Forward And Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts	690
Euro 2025 senior notes [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts	£ 200
Euro 2025 senior notes [member] | Designated in hedging relationship [member]
Disclosure of detailed information about financial instruments [line items]
Average rate of hedging instrument	3.51%		3.51%
Gross notional amounts	£ 87		€ 100